SHARE CAPITAL	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
SHARE CAPITAL
NOTE 6:	SHARE CAPITAL

a.	Stock-based compensation

During the six-month period ended June 30, 2017, the Company’s Board of Directors granted employees options to purchase 19,793 Ordinary Shares of the Company. The exercise prices for such options ranges from $0.48-$0.56 per share, with vesting to occur over 3-4 years.

The Company estimates the fair value of stock options granted during the six-month period ended June 30, 2017, under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 1.14%; risk free interest rates range between 2.17%-2.33%; dividend yield of 0%; time to maturity of 6-6.25 years; and options forfeiture rate of 10%.

During the six month periods ended June 30, 2017 and 2016, the Company recorded stock-based compensation in a total amount of $396 and $459, respectively.

b.	Warrants

For the six months ended June 30, 2017, no warrants were exercised and 2,364 warrants expired. As of June 30, 2017, there were 1,019,228 warrants outstanding.